Property, Plant and Equipment (Narratives) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Original cost	$ 90,022	$ 83,191	$ 90,022	$ 83,191
Depreciation and amortization	1,293	1,187	4,847	4,953	$ 5,202
Property, Plant and Equipment, Net	54,095	48,070	54,095	48,070
GE Capital
Property, Plant and Equipment
Original cost	51,149	47,102	51,149	47,102
Impairment of Long-Lived Assets Held-for-use			168	445
Amortization of Leased Asset			2,266	2,386	$ 2,693
Property, Plant and Equipment, Net	34,781	31,253	34,781	31,253
Equipment leased to others
Property, Plant and Equipment
Original cost	1,024	731	1,024	731
Accumulated depreciation and amortization	(83)	(60)	(83)	(60)
Equipment leased to others | GE Capital
Property, Plant and Equipment
Original cost	267	318	267	318
Property, Plant and Equipment, Net	$ 101	$ 142	$ 101	$ 142